Discontinued operations and assets and liabilities held for sale	12 Months Ended
Mar. 31, 2019
Discontinued operations and assets and liabilities held for sale
Discontinued operations and assets and liabilities held for sale

 7. Discontinued operations and assets and liabilities held for sale

Following the agreement to combine our Indian operations with Idea Cellular into a jointly controlled company, in accordance with IFRS accounting standards, the results of Vodafone India are included in discontinued operations until the transaction completed on 31 August 2018.

Discontinued operations

On 20 March 2017, Vodafone announced the agreement to combine its subsidiary, Vodafone India (excluding its 42% stake in Indus Towers), with Idea Cellular in India. Consequently, Vodafone India has been accounted for as a discontinued operation for all periods up to 31 August 2018, the date the transaction completed, the results of which are detailed below.

Income statement and segment analysis of discontinued operations

	Five months
	ended	Year ended	Year ended
	31 August 2018	31 March 2018	31 March 2017
	€m	€m	€m
Revenue	1,561	4,648	5,827
Cost of sales	(1,185)	(2,995)	(4,504)
Gross profit	376	1,653	1,323
Selling and distribution expenses	(92)	(237)	(276)
Administrative expenses	(134)	(533)	(703)
Impairment losses (note 4)	—	—	(4,515)
Other income and expense[1]	—	416	—
Operating profit/(loss)	150	1,299	(4,171)
Financing costs	(321)	(715)	(909)
(Loss)/profit before taxation	(171)	584	(5,080)
Income tax credit/(charge)	56	(308)	973
(Loss)/profit after tax of discontinued operations	(115)	276	(4,107)
Pre-tax loss on the re-measurement of disposal group	—	(3,170)	—
Income tax credit	—	925	—
After tax loss on the re-measurement of disposal group	—	(2,245)	—
Loss on sale of disposal group	(3,420)	—	—
Loss for the financial year from discontinued operations	(3,535)	(1,969)	(4,107)

Loss per share from discontinued operations

	2019		2018		2017
	eurocents		eurocents		eurocents
– Basic	(12.80)	c	(7.09)	c	(14.68)	c
– Diluted	(12.80)	c	(7.06)	c	(14.68)	c

Total comprehensive expense for the financial year from discontinued operations

	2019	2018	2017
	€m	€m	€m
Attributable to owners of the parent	(3,535)	(1,969)	(4,107)

Notes:

1	Includes the profit on disposal of Vodafone India’s standalone towers business to ATC Telecom.

For the five months ended 31 August 2018, the Group recorded a loss on disposal of Vodafone India of €3,420 million as set out in note 26 “Acquisitions and disposals”. This loss is presented within discontinued operations.

For the year ended 31 March 2018, the Group recorded a non-cash charge of €3,170 million (€2,245 million net of tax), included in discontinued operations, as a result of the re-measurement of Vodafone India’s fair value less costs of disposal. Fair value of the Group’s equity interest at 31 March 2018 was assessed to be INR 223 billion (2017: INR 370 billion), equivalent to €2.8 billion (2017: €5.3 billion) at the foreign exchange rates prevailing at those dates. The fair value of Vodafone India at 31 March 2018 was assessed to be primarily determinable by reference to the Idea Cellular Limited quoted share price as at 31 March 2018 of INR 75.9 per share. This technique was considered to result in a “level 2” valuation as per IFRS 13, as while the quoted share price for Idea Cellular Limited was observable, further adjustments, such as an assumption regarding the disposal of Vodafone India with a certain level of debt, were required to estimate fair value less costs of disposal.

Assets and liabilities held for sale

Assets and liabilities held for sale at 31 March 2019 represent those parts of our joint ventures expected to be disposed of and include a 12.6% interest in Indus Towers and a 24.95% interest in Vodafone Hutchison Australia (see note 26 “Acquisitions and disposals” and 30 “Subsequent events”). Assets and liabilities held for sale at 31 March 2018 relate to the operations of Vodafone India. The relevant assets and liabilities are detailed in the table below.

Assets and liabilities held for sale[1]

	2019	2018
	€m	€m
Non-current assets
Other intangible assets	—	5,937
Property, plant and equipment	—	2,823
Investments in associates and joint ventures	(231)	—
Deferred tax assets	—	1,641
Trade and other receivables	—	526
	(231)	10,927
Current assets
Taxation recoverable	—	1,219
Trade and other receivables	—	936
Other investments	—	11
Cash and cash equivalents	—	727
	—	2,893
Total assets held for sale	(231)	13,820

Non-current liabilities
Long-term borrowings	—	(6,687)
Post employment benefits	—	(14)
Provisions	—	(665)
Trade and other payables	—	(32)
	—	(7,398)
Current liabilities
Short-term borrowings	—	(1,756)
Provisions	—	(18)
Trade and other payables	—	(1,827)
	—	(3,601)
Total liabilities held for sale	—	(10,999)

Notes:

1

Total net debt in India at 31 March 2018 was €7,714 million (2017: €8,674 million), relating to its Indian business. This comprised cash of €727 million (2017: €467 million), license payables classified as debt of €6,418 million (2017: €7,143 million) and €2,025 million (2017: €2,020 million) of other borrowings, together with €2 million (2017: €22 million) of derivative financial instruments reported with Trade and other receivables and Trade and other payables. During the year ended 31 March 2018 €345 million (2017: €499 million) of the license payables classified as debt were paid in cash. The cash payment is reported in the consolidated statement of cash flows as cash from financing activities.